Liquidity (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 14, 2012	Dec. 31, 2008
Subsidiary or Equity Method Investee [Line Items]
Cash and cash equivalents	$ 14,851,000				$ 554,000				$ 14,851,000	$ 554,000	$ 2,282,000		$ 6,120,000
Liquidity (Textual) [Abstract]
Working capital deficit	90,000,000								90,000,000
Net loss attributable to common shareholders	(60,921,000)	(1,952,000)	(18,497,000)	(9,298,000)	(1,900,000)	(4,324,000)	(5,994,000)	(4,049,000)	(90,668,000)	(16,267,000)	(15,150,000)
Operating loss from continued operations									(76,661,000)	(22,257,000)	(15,569,000)
Asset Impairment									22,900,000
Borrowing base minimum	200,000,000								200,000,000
Increased borrowing base												235,000,000
Remaining available borrowing capacity	58,000,000								58,000,000
Eureka Hunter [Member]
Subsidiary or Equity Method Investee [Line Items]
Cash and cash equivalents	$ 1,700,000								$ 1,700,000